Statement of Cash Flows	1 Months Ended
Oct. 15, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,145)
Changes in operating assets and liabilities:
Accounts payable	1,145
Net cash used in operating activities
Cash Flows from Financing Activities:
Proceeds from note payable to related party	2,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Deferred offering costs paid	(25,000)
Net cash provided by financing activities	2,000
Net increase in cash	2,000
Cash - beginning of the period
Cash - end of the period	2,000
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses	$ 18,458